Dividend Per Common Share - Summary of Dividend Per Common Share (Detail)		12 Months Ended
		Dec. 31, 2025 € / shares	Dec. 31, 2025 $ / shares	Dec. 31, 2024 € / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 € / shares	Dec. 31, 2023 $ / shares
Disclosure of dividend per common share [line items]
Dividend per common share | (per share)		€ 0.4		€ 0.35	$ 0.4	€ 0.3	$ 0.32
Interim Dividend 2025 [Member]
Disclosure of dividend per common share [line items]
Dividend per common share | (per share)		0.19	$ 0.22
Interim Dividend 2024 [Member]
Disclosure of dividend per common share [line items]
Dividend per common share | (per share)				0.16	0.18
Interim Dividend 2023 [Member]
Disclosure of dividend per common share [line items]
Dividend per common share | (per share)						0.14	0.15
Final Dividend 2025 [Member]
Disclosure of dividend per common share [line items]
Dividend per common share	[1]	€ 0.21
Final Dividend 2024 [Member]
Disclosure of dividend per common share [line items]
Dividend per common share | (per share)				€ 0.19	$ 0.22
Final Dividend 2023 [Member]
Disclosure of dividend per common share [line items]
Dividend per common share | (per share)						€ 0.16	$ 0.17

[1]	Proposed